LONG-TERM DEBT (Schedule of Repayment of Loan) (Details) - JPY [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Interest rate	2.0
Repayment schedule (carrying amount):
2026	$ 0
2027	13,224
2028	26,448
2029	26,448
2030	26,448
Long-term JPY loans	$ 92,568